Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
UVA Unconstrained Medium-Term Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	UVA Unconstrained Medium-Term Fixed Income ETF
Class Name	UVA Unconstrained Medium-Term Fixed Income ETF
Trading Symbol	FFIU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UVA Unconstrained Medium-Term Fixed Income ETF (the "Fund") for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/FFIU. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/FFIU
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UVA Unconstrained Medium-Term Fixed Income ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the twelve months ended June 30, 2026, the Fund returned 4.01%. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 3.79% for the same period.

What factors influenced performance?

The Fund's outperformance was largely due to its higher yielding corporate and agency security allocations. The Fund's longer duration versus the benchmark was a relative headwind during the period as rates rose, but this was more than offset by the Fund's yield advantage. We expect the Fund to continue to have a higher yield than its benchmark due to its corporate and agency security allocations. Due to longer duration, we expect the Fund to outperform in the future as interest rates decline.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Average Annual Total Returns

(as of June 30, 2026 )

	1 Year	5 Year	Since Inception (8/18/17)
UVA Unconstrained Medium-Term Fixed Income ETF	4.01%	-0.17%	1.74%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfpages.com/FFIU for more recent performance information.
Net Assets	$ 53,449,301
Holdings Count | Holdings	130
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.87%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$53,449,301
Number of Holdings	130
Net Advisory Fee	$0
Portfolio Turnover Rate	10.87%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2026 ) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Freddie Mac Pool, 5.00% 4/1/53	2.7%
Fannie Mae Pool, 5.50% 10/1/53	1.8%
Freddie Mac Pool, 5.00% 12/1/55	1.8%
United States Treasury Note, 2.25% 2/15/52	1.7%
United States Treasury Note, 4.00% 11/15/42	1.7%
Fannie Mae Pool, 5.50% 9/1/55	1.6%
Freddie Mac Pool, 5.00% 7/1/54	1.6%
eBay Inc, 4.00% 7/15/42	1.6%
Fannie Mae Pool, 5.00% 10/1/54	1.5%
Fannie Mae Pool, 5.00% 6/1/53	1.4%